INCOME TAXES	12 Months Ended
Feb. 28, 2023
Income Taxes
INCOME TAXES

19.	INCOME TAXES

The following table reconciles the amount of income tax recoverable on application of the combined statutory Canadian federal and provincial income tax rates:

	For the years ended February 28,
	2023	2022
	$	$
Combined statutory tax rate	27%	27%

Income tax recovery at combined statutory rate	(9,630,000)	(6,358,000)
Impact of different statutory tax rates on earnings of subsidiaries	398,000	111,000
Permanent difference and other	3,399,000	3,355,000
Effect of change in future income tax rates	-	-
Change in deferred tax asset not recognized	5,833,000	2,892,000
Net deferred tax recovery	-	-

The significant components of the Company’s temporary differences, unused tax credits and unused tax losses that have not been included on the consolidated statement of financial position are as follows:

	2023	Expiry Date Range	2022	Expiry Date Range
Temporary Differences	$		$
Share issue costs	2,402,000	2024 to 2026	3,373,000	2023 to 2026
Property and equipment	615,000	No expiry date	599,000	No expiry date
Non-capital losses available for future period	110,168,000	2024 to 2043	99,295,000	2024 to 2042
Exploration and evaluation Assets	25,897,000	No expiry date	7,320,000	No expiry date
Non-capital losses by country
Canada	68,252,000	2024 to 2043	60,189,000	2024 to 2042
United States	21,950,000	2037 to indefinite	20,476,000	2037 to indefinite
Peru	19,966,000	Indefinite	18,630,000	Indefinite

Tax attributes are subject to review, and potential adjustment, by tax authorities.